Shareholder Report	6 Months Ended
Oct. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ALLSPRING FUNDS TRUST
Entity Central Index Key	0001081400
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2025
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000020336
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Administrator Class
Trading Symbol	MNTRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$33	0.65%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[1],[2]
AssetsNet	$ 5,093,514,368
Holdings Count | Holding	1,017
Advisory Fees Paid, Amount	$ 7,228,507	[3]
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$5,093,514,368
# of portfolio holdings	1,017
Portfolio turnover rate	160%
Total advisory fees paid	$7,228,507Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	41.7
Corporate bonds and notes	21.8
U.S. Treasury securities	21.3
Asset-backed securities	8.1
Yankee corporate bonds and notes	3.8
Non-agency mortgage-backed securities	1.6
Yankee government bonds	1.5
Municipal obligations	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.63%, 10‑31‑2030	2.8
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.3
U.S. Treasury Notes, 3.63%, 9‑30‑2030	1.7
U.S. Treasury Bonds, 2.00%, 11‑15‑2041	1.7
U.S. Treasury Notes, 4.25%, 8‑15‑2035	1.5
U.S. Treasury Bonds, 4.88%, 8‑15‑2045	1.3
U.S. Treasury Bonds, 1.75%, 8‑15‑2041	1.1
U.S. Treasury Bonds, 3.00%, 2‑15‑2048	0.9
FHLMC, 2.50%, 1‑1‑2052	0.9
FNMA, 5.50%, 2‑1‑2054	0.9

Material Fund Change [Text Block]
C000020333
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class A
Trading Symbol	MBFAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$35	0.69%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.69%	[4],[5]
AssetsNet	$ 5,093,514,368
Holdings Count | Holding	1,017
Advisory Fees Paid, Amount	$ 7,228,507	[6]
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$5,093,514,368
# of portfolio holdings	1,017
Portfolio turnover rate	160%
Total advisory fees paid	$7,228,507Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	41.7
Corporate bonds and notes	21.8
U.S. Treasury securities	21.3
Asset-backed securities	8.1
Yankee corporate bonds and notes	3.8
Non-agency mortgage-backed securities	1.6
Yankee government bonds	1.5
Municipal obligations	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.63%, 10‑31‑2030	2.8
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.3
U.S. Treasury Notes, 3.63%, 9‑30‑2030	1.7
U.S. Treasury Bonds, 2.00%, 11‑15‑2041	1.7
U.S. Treasury Notes, 4.25%, 8‑15‑2035	1.5
U.S. Treasury Bonds, 4.88%, 8‑15‑2045	1.3
U.S. Treasury Bonds, 1.75%, 8‑15‑2041	1.1
U.S. Treasury Bonds, 3.00%, 2‑15‑2048	0.9
FHLMC, 2.50%, 1‑1‑2052	0.9
FNMA, 5.50%, 2‑1‑2054	0.9

Material Fund Change [Text Block]
C000020335
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class C
Trading Symbol	MBFCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$74	1.45%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%	[7],[8]
AssetsNet	$ 5,093,514,368
Holdings Count | Holding	1,017
Advisory Fees Paid, Amount	$ 7,228,507	[9]
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$5,093,514,368
# of portfolio holdings	1,017
Portfolio turnover rate	160%
Total advisory fees paid	$7,228,507Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	41.7
Corporate bonds and notes	21.8
U.S. Treasury securities	21.3
Asset-backed securities	8.1
Yankee corporate bonds and notes	3.8
Non-agency mortgage-backed securities	1.6
Yankee government bonds	1.5
Municipal obligations	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.63%, 10‑31‑2030	2.8
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.3
U.S. Treasury Notes, 3.63%, 9‑30‑2030	1.7
U.S. Treasury Bonds, 2.00%, 11‑15‑2041	1.7
U.S. Treasury Notes, 4.25%, 8‑15‑2035	1.5
U.S. Treasury Bonds, 4.88%, 8‑15‑2045	1.3
U.S. Treasury Bonds, 1.75%, 8‑15‑2041	1.1
U.S. Treasury Bonds, 3.00%, 2‑15‑2048	0.9
FHLMC, 2.50%, 1‑1‑2052	0.9
FNMA, 5.50%, 2‑1‑2054	0.9

Material Fund Change [Text Block]
C000120078
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Class R6
Trading Symbol	WTRIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$17	0.33%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[10],[11]
AssetsNet	$ 5,093,514,368
Holdings Count | Holding	1,017
Advisory Fees Paid, Amount	$ 7,228,507	[12]
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$5,093,514,368
# of portfolio holdings	1,017
Portfolio turnover rate	160%
Total advisory fees paid	$7,228,507Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	41.7
Corporate bonds and notes	21.8
U.S. Treasury securities	21.3
Asset-backed securities	8.1
Yankee corporate bonds and notes	3.8
Non-agency mortgage-backed securities	1.6
Yankee government bonds	1.5
Municipal obligations	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.63%, 10‑31‑2030	2.8
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.3
U.S. Treasury Notes, 3.63%, 9‑30‑2030	1.7
U.S. Treasury Bonds, 2.00%, 11‑15‑2041	1.7
U.S. Treasury Notes, 4.25%, 8‑15‑2035	1.5
U.S. Treasury Bonds, 4.88%, 8‑15‑2045	1.3
U.S. Treasury Bonds, 1.75%, 8‑15‑2041	1.1
U.S. Treasury Bonds, 3.00%, 2‑15‑2048	0.9
FHLMC, 2.50%, 1‑1‑2052	0.9
FNMA, 5.50%, 2‑1‑2054	0.9

Material Fund Change [Text Block]
C000020337
Shareholder Report [Line Items]
Fund Name	Core Bond Fund
Class Name	Institutional Class
Trading Symbol	MBFIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Core Bond Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.38%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[13],[14]
AssetsNet	$ 5,093,514,368
Holdings Count | Holding	1,017
Advisory Fees Paid, Amount	$ 7,228,507	[15]
InvestmentCompanyPortfolioTurnover	160.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$5,093,514,368
# of portfolio holdings	1,017
Portfolio turnover rate	160%
Total advisory fees paid	$7,228,507Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Agency securities	41.7
Corporate bonds and notes	21.8
U.S. Treasury securities	21.3
Asset-backed securities	8.1
Yankee corporate bonds and notes	3.8
Non-agency mortgage-backed securities	1.6
Yankee government bonds	1.5
Municipal obligations	0.2

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

U.S. Treasury Notes, 3.63%, 10‑31‑2030	2.8
U.S. Treasury Bonds, 4.75%, 5‑15‑2055	2.3
U.S. Treasury Notes, 3.63%, 9‑30‑2030	1.7
U.S. Treasury Bonds, 2.00%, 11‑15‑2041	1.7
U.S. Treasury Notes, 4.25%, 8‑15‑2035	1.5
U.S. Treasury Bonds, 4.88%, 8‑15‑2045	1.3
U.S. Treasury Bonds, 1.75%, 8‑15‑2041	1.1
U.S. Treasury Bonds, 3.00%, 2‑15‑2048	0.9
FHLMC, 2.50%, 1‑1‑2052	0.9
FNMA, 5.50%, 2‑1‑2054	0.9

Material Fund Change [Text Block]
C000064993
Shareholder Report [Line Items]
Fund Name	Emerging Growth Fund
Class Name	Class A
Trading Symbol	WEMAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$67	1.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	1.20%	[16]
AssetsNet	$ 330,296,111
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 983,219
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$330,296,111
# of portfolio holdings	76
Portfolio turnover rate	31%
Total advisory fees paid	$983,219

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	35.4
Health care	27.2
Information technology	19.3
Consumer discretionary	8.6
Financials	3.8
Utilities	2.0
Real estate	1.5
Communication services	1.4
Consumer staples	0.5
Energy	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
iRhythm Technologies, Inc.	2.7
Construction Partners, Inc. Class A	2.3
Ensign Group, Inc.	2.2
RBC Bearings, Inc.	2.2
Fabrinet	2.2
Commvault Systems, Inc.	2.2
Mirion Technologies, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
Casella Waste Systems, Inc. Class A	2.1

C000064994
Shareholder Report [Line Items]
Fund Name	Emerging Growth Fund
Class Name	Class C
Trading Symbol	WEMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$110	1.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 110
Expense Ratio, Percent	1.97%	[17]
AssetsNet	$ 330,296,111
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 983,219
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$330,296,111
# of portfolio holdings	76
Portfolio turnover rate	31%
Total advisory fees paid	$983,219

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	35.4
Health care	27.2
Information technology	19.3
Consumer discretionary	8.6
Financials	3.8
Utilities	2.0
Real estate	1.5
Communication services	1.4
Consumer staples	0.5
Energy	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
iRhythm Technologies, Inc.	2.7
Construction Partners, Inc. Class A	2.3
Ensign Group, Inc.	2.2
RBC Bearings, Inc.	2.2
Fabrinet	2.2
Commvault Systems, Inc.	2.2
Mirion Technologies, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
Casella Waste Systems, Inc. Class A	2.1

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000205249
Shareholder Report [Line Items]
Fund Name	Emerging Growth Fund
Class Name	Class R6
Trading Symbol	WEGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$45	0.80%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.80%	[18]
AssetsNet	$ 330,296,111
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 983,219
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$330,296,111
# of portfolio holdings	76
Portfolio turnover rate	31%
Total advisory fees paid	$983,219

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	35.4
Health care	27.2
Information technology	19.3
Consumer discretionary	8.6
Financials	3.8
Utilities	2.0
Real estate	1.5
Communication services	1.4
Consumer staples	0.5
Energy	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
iRhythm Technologies, Inc.	2.7
Construction Partners, Inc. Class A	2.3
Ensign Group, Inc.	2.2
RBC Bearings, Inc.	2.2
Fabrinet	2.2
Commvault Systems, Inc.	2.2
Mirion Technologies, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
Casella Waste Systems, Inc. Class A	2.1

C000064995
Shareholder Report [Line Items]
Fund Name	Emerging Growth Fund
Class Name	Institutional Class
Trading Symbol	WEMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Emerging Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$50	0.90%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.90%	[19]
AssetsNet	$ 330,296,111
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 983,219
InvestmentCompanyPortfolioTurnover	31.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$330,296,111
# of portfolio holdings	76
Portfolio turnover rate	31%
Total advisory fees paid	$983,219

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Industrials	35.4
Health care	27.2
Information technology	19.3
Consumer discretionary	8.6
Financials	3.8
Utilities	2.0
Real estate	1.5
Communication services	1.4
Consumer staples	0.5
Energy	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

RadNet, Inc.	2.8
iRhythm Technologies, Inc.	2.7
Construction Partners, Inc. Class A	2.3
Ensign Group, Inc.	2.2
RBC Bearings, Inc.	2.2
Fabrinet	2.2
Commvault Systems, Inc.	2.2
Mirion Technologies, Inc. Class A	2.1
Applied Industrial Technologies, Inc.	2.1
Casella Waste Systems, Inc. Class A	2.1

C000019957
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class A
Trading Symbol	CBEAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Value Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$43	0.81%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.81%	[20],[21]
AssetsNet	$ 154,395,004
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$154,395,004
# of portfolio holdings	47
Portfolio turnover rate	23%
Total advisory fees paid	$0

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Health care	13.7
Industrials	12.6
Consumer discretionary	12.2
Information technology	10.5
Consumer staples	7.6
Energy	5.8
Materials	5.5
Communication services	5.4
Utilities	3.6
Real estate	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.4
Canadian Pacific Kansas City Ltd.	4.3
Bank of America Corp.	4.1
NextEra Energy, Inc.	3.6
Intercontinental Exchange, Inc.	3.3
Berkshire Hathaway, Inc. Class B	3.0
Amazon.com, Inc.	3.0
Mondelez International, Inc. Class A	3.0
Citigroup, Inc.	2.9
Danaher Corp.	2.9

Material Fund Change [Text Block]
C000019959
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class C
Trading Symbol	CBECX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Value Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$84	1.57%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	1.57%	[22],[23]
AssetsNet	$ 154,395,004
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$154,395,004
# of portfolio holdings	47
Portfolio turnover rate	23%
Total advisory fees paid	$0

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Health care	13.7
Industrials	12.6
Consumer discretionary	12.2
Information technology	10.5
Consumer staples	7.6
Energy	5.8
Materials	5.5
Communication services	5.4
Utilities	3.6
Real estate	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.4
Canadian Pacific Kansas City Ltd.	4.3
Bank of America Corp.	4.1
NextEra Energy, Inc.	3.6
Intercontinental Exchange, Inc.	3.3
Berkshire Hathaway, Inc. Class B	3.0
Amazon.com, Inc.	3.0
Mondelez International, Inc. Class A	3.0
Citigroup, Inc.	2.9
Danaher Corp.	2.9

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000176621
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class R6
Trading Symbol	CBEJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Value Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.40%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[24],[25]
AssetsNet	$ 154,395,004
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$154,395,004
# of portfolio holdings	47
Portfolio turnover rate	23%
Total advisory fees paid	$0

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Health care	13.7
Industrials	12.6
Consumer discretionary	12.2
Information technology	10.5
Consumer staples	7.6
Energy	5.8
Materials	5.5
Communication services	5.4
Utilities	3.6
Real estate	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.4
Canadian Pacific Kansas City Ltd.	4.3
Bank of America Corp.	4.1
NextEra Energy, Inc.	3.6
Intercontinental Exchange, Inc.	3.3
Berkshire Hathaway, Inc. Class B	3.0
Amazon.com, Inc.	3.0
Mondelez International, Inc. Class A	3.0
Citigroup, Inc.	2.9
Danaher Corp.	2.9

Material Fund Change [Text Block]
C000019962
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CBLSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Large Cap Value Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$27	0.50%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.50%	[26],[27]
AssetsNet	$ 154,395,004
Holdings Count | Holding	47
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	23.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$154,395,004
# of portfolio holdings	47
Portfolio turnover rate	23%
Total advisory fees paid	$0

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	20.0
Health care	13.7
Industrials	12.6
Consumer discretionary	12.2
Information technology	10.5
Consumer staples	7.6
Energy	5.8
Materials	5.5
Communication services	5.4
Utilities	3.6
Real estate	3.1

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Alphabet, Inc. Class C	5.4
Canadian Pacific Kansas City Ltd.	4.3
Bank of America Corp.	4.1
NextEra Energy, Inc.	3.6
Intercontinental Exchange, Inc.	3.3
Berkshire Hathaway, Inc. Class B	3.0
Amazon.com, Inc.	3.0
Mondelez International, Inc. Class A	3.0
Citigroup, Inc.	2.9
Danaher Corp.	2.9

Material Fund Change [Text Block]
C000020321
Shareholder Report [Line Items]
Fund Name	Real Return Fund
Class Name	Class A
Trading Symbol	IPBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Return Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$40	0.76%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.76%	[28],[29]
AssetsNet	$ 137,342,042
Holdings Count | Holding	418
Advisory Fees Paid, Amount	$ 94,097	[30]
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$137,342,042
# of portfolio holdings	418
Portfolio turnover rate	21%
Total advisory fees paid	$94,097Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.3
U.S. Treasury securities	36.8
Corporate bonds and notes	12.5
Yankee corporate bonds and notes	2.1
Loans	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

TIPS, 0.38%, 7‑15‑2027	2.1
TIPS, 2.13%, 1‑15‑2035	1.8
TIPS, 0.13%, 4‑15‑2027	1.6
TIPS, 0.13%, 1‑15‑2030	1.5
TIPS, 1.38%, 7‑15‑2033	1.4
TIPS, 0.50%, 1‑15‑2028	1.4
TIPS, 1.63%, 10‑15‑2027	1.4
TIPS, 0.13%, 7‑15‑2030	1.3
TIPS, 1.88%, 7‑15‑2034	1.1
Microsoft Corp.	1.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held August 19-20, 2025, the Board of Trustees of Real Return Portfolio, the master portfolio in which the Fund invests substantially all of its assets, approved a change to the Portfolio's principal investment strategy to increase the Portfolio's ability to invest in below investment-grade debt securities from 10% to 20% of the Portfolio's total assets, effective September 1, 2025.

In addition, effective August 21, 2025, David Kowalske was added as a portfolio manager to the Real Return Portfolio and effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Real Return Portfolio.

Material Fund Change Strategies [Text Block]

At a meeting held August 19-20, 2025, the Board of Trustees of Real Return Portfolio, the master portfolio in which the Fund invests substantially all of its assets, approved a change to the Portfolio's principal investment strategy to increase the Portfolio's ability to invest in below investment-grade debt securities from 10% to 20% of the Portfolio's total assets, effective September 1, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000020323
Shareholder Report [Line Items]
Fund Name	Real Return Fund
Class Name	Class C
Trading Symbol	IPBCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Return Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$80	1.52%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.52%	[31],[32]
AssetsNet	$ 137,342,042
Holdings Count | Holding	418
Advisory Fees Paid, Amount	$ 94,097	[33]
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$137,342,042
# of portfolio holdings	418
Portfolio turnover rate	21%
Total advisory fees paid	$94,097Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.3
U.S. Treasury securities	36.8
Corporate bonds and notes	12.5
Yankee corporate bonds and notes	2.1
Loans	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

TIPS, 0.38%, 7‑15‑2027	2.1
TIPS, 2.13%, 1‑15‑2035	1.8
TIPS, 0.13%, 4‑15‑2027	1.6
TIPS, 0.13%, 1‑15‑2030	1.5
TIPS, 1.38%, 7‑15‑2033	1.4
TIPS, 0.50%, 1‑15‑2028	1.4
TIPS, 1.63%, 10‑15‑2027	1.4
TIPS, 0.13%, 7‑15‑2030	1.3
TIPS, 1.88%, 7‑15‑2034	1.1
Microsoft Corp.	1.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held August 19-20, 2025, the Board of Trustees of Real Return Portfolio, the master portfolio in which the Fund invests substantially all of its assets, approved a change to the Portfolio's principal investment strategy to increase the Portfolio's ability to invest in below investment-grade debt securities from 10% to 20% of the Portfolio's total assets, effective September 1, 2025.

In addition, effective August 21, 2025, David Kowalske was added as a portfolio manager to the Real Return Portfolio and effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Real Return Portfolio. At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Material Fund Change Strategies [Text Block]

At a meeting held August 19-20, 2025, the Board of Trustees of Real Return Portfolio, the master portfolio in which the Fund invests substantially all of its assets, approved a change to the Portfolio's principal investment strategy to increase the Portfolio's ability to invest in below investment-grade debt securities from 10% to 20% of the Portfolio's total assets, effective September 1, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000176626
Shareholder Report [Line Items]
Fund Name	Real Return Fund
Class Name	Class R6
Trading Symbol	IPBJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Return Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$21	0.40%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[34],[35]
AssetsNet	$ 137,342,042
Holdings Count | Holding	418
Advisory Fees Paid, Amount	$ 94,097	[36]
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$137,342,042
# of portfolio holdings	418
Portfolio turnover rate	21%
Total advisory fees paid	$94,097Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.3
U.S. Treasury securities	36.8
Corporate bonds and notes	12.5
Yankee corporate bonds and notes	2.1
Loans	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

TIPS, 0.38%, 7‑15‑2027	2.1
TIPS, 2.13%, 1‑15‑2035	1.8
TIPS, 0.13%, 4‑15‑2027	1.6
TIPS, 0.13%, 1‑15‑2030	1.5
TIPS, 1.38%, 7‑15‑2033	1.4
TIPS, 0.50%, 1‑15‑2028	1.4
TIPS, 1.63%, 10‑15‑2027	1.4
TIPS, 0.13%, 7‑15‑2030	1.3
TIPS, 1.88%, 7‑15‑2034	1.1
Microsoft Corp.	1.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held August 19-20, 2025, the Board of Trustees of Real Return Portfolio, the master portfolio in which the Fund invests substantially all of its assets, approved a change to the Portfolio's principal investment strategy to increase the Portfolio's ability to invest in below investment-grade debt securities from 10% to 20% of the Portfolio's total assets, effective September 1, 2025.

In addition, effective August 21, 2025, David Kowalske was added as a portfolio manager to the Real Return Portfolio and effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Real Return Portfolio.

Material Fund Change Strategies [Text Block]

At a meeting held August 19-20, 2025, the Board of Trustees of Real Return Portfolio, the master portfolio in which the Fund invests substantially all of its assets, approved a change to the Portfolio's principal investment strategy to increase the Portfolio's ability to invest in below investment-grade debt securities from 10% to 20% of the Portfolio's total assets, effective September 1, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000176627
Shareholder Report [Line Items]
Fund Name	Real Return Fund
Class Name	Institutional Class
Trading Symbol	IPBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Real Return Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$24	0.45%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount	$ 24
Expense Ratio, Percent	0.45%	[37],[38]
AssetsNet	$ 137,342,042
Holdings Count | Holding	418
Advisory Fees Paid, Amount	$ 94,097	[39]
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$137,342,042
# of portfolio holdings	418
Portfolio turnover rate	21%
Total advisory fees paid	$94,097Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

PORTFOLIO ALLOCATION (% OF TOTAL INVESTMENT)

Common stocks	48.3
U.S. Treasury securities	36.8
Corporate bonds and notes	12.5
Yankee corporate bonds and notes	2.1
Loans	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

TIPS, 0.38%, 7‑15‑2027	2.1
TIPS, 2.13%, 1‑15‑2035	1.8
TIPS, 0.13%, 4‑15‑2027	1.6
TIPS, 0.13%, 1‑15‑2030	1.5
TIPS, 1.38%, 7‑15‑2033	1.4
TIPS, 0.50%, 1‑15‑2028	1.4
TIPS, 1.63%, 10‑15‑2027	1.4
TIPS, 0.13%, 7‑15‑2030	1.3
TIPS, 1.88%, 7‑15‑2034	1.1
Microsoft Corp.	1.0

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held August 19-20, 2025, the Board of Trustees of Real Return Portfolio, the master portfolio in which the Fund invests substantially all of its assets, approved a change to the Portfolio's principal investment strategy to increase the Portfolio's ability to invest in below investment-grade debt securities from 10% to 20% of the Portfolio's total assets, effective September 1, 2025.

In addition, effective August 21, 2025, David Kowalske was added as a portfolio manager to the Real Return Portfolio and effective September 1, 2025, Travis L. Keshemberg, CFA, CIPM, FRM, was no longer a portfolio manager to the Real Return Portfolio.

Material Fund Change Strategies [Text Block]

At a meeting held August 19-20, 2025, the Board of Trustees of Real Return Portfolio, the master portfolio in which the Fund invests substantially all of its assets, approved a change to the Portfolio's principal investment strategy to increase the Portfolio's ability to invest in below investment-grade debt securities from 10% to 20% of the Portfolio's total assets, effective September 1, 2025.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000020212
Shareholder Report [Line Items]
Fund Name	Small Company Growth Fund
Class Name	Class A
Trading Symbol	WFSAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$71	1.28%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	1.28%	[40],[41]
AssetsNet	$ 534,152,475
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 74,041
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$534,152,475
# of portfolio holdings	128
Portfolio turnover rate	26%
Total advisory fees paid	$74,041

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	24.8
Industrials	24.8
Health care	19.9
Consumer discretionary	11.7
Financials	10.7
Consumer staples	3.6
Materials	2.4
Energy	1.8
Communication services	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

SPX Technologies, Inc.	1.5
Element Solutions, Inc.	1.4
Stifel Financial Corp.	1.4
PTC, Inc.	1.3
Ciena Corp.	1.3
TechnipFMC PLC	1.2
Coastal Financial Corp.	1.2
Advanced Energy Industries, Inc.	1.2
Kratos Defense & Security Solutions, Inc.	1.2
Patrick Industries, Inc.	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Small Company Growth Portfolio. Effective October 17, 2025, the Fund began investing its assets directly in a portfolio of securities.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000020214
Shareholder Report [Line Items]
Fund Name	Small Company Growth Fund
Class Name	Class C
Trading Symbol	WSMCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$113	2.03%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	2.03%	[42],[43]
AssetsNet	$ 534,152,475
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 74,041
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$534,152,475
# of portfolio holdings	128
Portfolio turnover rate	26%
Total advisory fees paid	$74,041

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	24.8
Industrials	24.8
Health care	19.9
Consumer discretionary	11.7
Financials	10.7
Consumer staples	3.6
Materials	2.4
Energy	1.8
Communication services	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

SPX Technologies, Inc.	1.5
Element Solutions, Inc.	1.4
Stifel Financial Corp.	1.4
PTC, Inc.	1.3
Ciena Corp.	1.3
TechnipFMC PLC	1.2
Coastal Financial Corp.	1.2
Advanced Energy Industries, Inc.	1.2
Kratos Defense & Security Solutions, Inc.	1.2
Patrick Industries, Inc.	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders. At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Small Company Growth Portfolio. Effective October 17, 2025, the Fund began investing its assets directly in a portfolio of securities.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000150667
Shareholder Report [Line Items]
Fund Name	Small Company Growth Fund
Class Name	Class R6
Trading Symbol	WSCRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$48	0.86%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.86%	[44],[45]
AssetsNet	$ 534,152,475
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 74,041
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$534,152,475
# of portfolio holdings	128
Portfolio turnover rate	26%
Total advisory fees paid	$74,041

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	24.8
Industrials	24.8
Health care	19.9
Consumer discretionary	11.7
Financials	10.7
Consumer staples	3.6
Materials	2.4
Energy	1.8
Communication services	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

SPX Technologies, Inc.	1.5
Element Solutions, Inc.	1.4
Stifel Financial Corp.	1.4
PTC, Inc.	1.3
Ciena Corp.	1.3
TechnipFMC PLC	1.2
Coastal Financial Corp.	1.2
Advanced Energy Industries, Inc.	1.2
Kratos Defense & Security Solutions, Inc.	1.2
Patrick Industries, Inc.	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Small Company Growth Portfolio. Effective October 17, 2025, the Fund began investing its assets directly in a portfolio of securities.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000064972
Shareholder Report [Line Items]
Fund Name	Small Company Growth Fund
Class Name	Institutional Class
Trading Symbol	WSCGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$52	0.94%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Expenses shown aggregate those of both the Fund and the Master Portfolio.

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.94%	[46],[47]
AssetsNet	$ 534,152,475
Holdings Count | Holding	128
Advisory Fees Paid, Amount	$ 74,041
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$534,152,475
# of portfolio holdings	128
Portfolio turnover rate	26%
Total advisory fees paid	$74,041

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Information technology	24.8
Industrials	24.8
Health care	19.9
Consumer discretionary	11.7
Financials	10.7
Consumer staples	3.6
Materials	2.4
Energy	1.8
Communication services	0.3

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

SPX Technologies, Inc.	1.5
Element Solutions, Inc.	1.4
Stifel Financial Corp.	1.4
PTC, Inc.	1.3
Ciena Corp.	1.3
TechnipFMC PLC	1.2
Coastal Financial Corp.	1.2
Advanced Energy Industries, Inc.	1.2
Kratos Defense & Security Solutions, Inc.	1.2
Patrick Industries, Inc.	1.1

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved a proposal to collapse the master-feeder structure under which the Fund invested 100% of its assets in the Allspring Small Company Growth Portfolio. Effective October 17, 2025, the Fund began investing its assets directly in a portfolio of securities.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000020236
Shareholder Report [Line Items]
Fund Name	Small Company Value Fund
Class Name	Class A
Trading Symbol	SCVAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Value Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$59	1.11%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.11%	[48],[49]
AssetsNet	$ 566,421,813
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,901,405	[50]
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$566,421,813
# of portfolio holdings	152
Portfolio turnover rate	98%
Total advisory fees paid	$1,901,405Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	26.0
Industrials	21.7
Consumer discretionary	12.2
Information technology	10.7
Health care	7.7
Materials	6.9
Energy	5.9
Investment companies	3.3
Real estate	3.2
Consumer staples	1.8
Communication services	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wintrust Financial Corp.	1.9
Customers Bancorp, Inc.	1.8
Ameris Bancorp	1.8
FB Financial Corp.	1.8
UMB Financial Corp.	1.7
iShares Biotechnology ETF	1.6
State Street SPDR S&P Biotech ETF	1.6
Ligand Pharmaceuticals, Inc.	1.6
Jackson Financial, Inc. Class A	1.5
Atlantic Union Bankshares Corp.	1.4

Material Fund Change [Text Block]
C000020238
Shareholder Report [Line Items]
Fund Name	Small Company Value Fund
Class Name	Class C
Trading Symbol	SCVFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Value Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$101	1.90%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	1.90%	[51],[52]
AssetsNet	$ 566,421,813
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,901,405	[53]
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$566,421,813
# of portfolio holdings	152
Portfolio turnover rate	98%
Total advisory fees paid	$1,901,405Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	26.0
Industrials	21.7
Consumer discretionary	12.2
Information technology	10.7
Health care	7.7
Materials	6.9
Energy	5.9
Investment companies	3.3
Real estate	3.2
Consumer staples	1.8
Communication services	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wintrust Financial Corp.	1.9
Customers Bancorp, Inc.	1.8
Ameris Bancorp	1.8
FB Financial Corp.	1.8
UMB Financial Corp.	1.7
iShares Biotechnology ETF	1.6
State Street SPDR S&P Biotech ETF	1.6
Ligand Pharmaceuticals, Inc.	1.6
Jackson Financial, Inc. Class A	1.5
Atlantic Union Bankshares Corp.	1.4

Material Fund Change [Text Block]

Significant fund changes

This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

At a meeting held on August 19-20, 2025, the Board of Trustees of the Fund approved the conversion of the Fund’s Class C shares into Class A shares effective on the close of business on November 14, 2025. In addition, effective at the close of business on September 29, 2025, Class C was closed to new investors and additional investments from existing shareholders.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000176624
Shareholder Report [Line Items]
Fund Name	Small Company Value Fund
Class Name	Class R6
Trading Symbol	SCVJX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Value Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$40	0.75%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.75%	[54],[55]
AssetsNet	$ 566,421,813
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,901,405	[56]
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$566,421,813
# of portfolio holdings	152
Portfolio turnover rate	98%
Total advisory fees paid	$1,901,405Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	26.0
Industrials	21.7
Consumer discretionary	12.2
Information technology	10.7
Health care	7.7
Materials	6.9
Energy	5.9
Investment companies	3.3
Real estate	3.2
Consumer staples	1.8
Communication services	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wintrust Financial Corp.	1.9
Customers Bancorp, Inc.	1.8
Ameris Bancorp	1.8
FB Financial Corp.	1.8
UMB Financial Corp.	1.7
iShares Biotechnology ETF	1.6
State Street SPDR S&P Biotech ETF	1.6
Ligand Pharmaceuticals, Inc.	1.6
Jackson Financial, Inc. Class A	1.5
Atlantic Union Bankshares Corp.	1.4

Material Fund Change [Text Block]
C000092788
Shareholder Report [Line Items]
Fund Name	Small Company Value Fund
Class Name	Institutional Class
Trading Symbol	SCVNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Small Company Value Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$45	0.85%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[57],[58]
AssetsNet	$ 566,421,813
Holdings Count | Holding	152
Advisory Fees Paid, Amount	$ 1,901,405	[59]
InvestmentCompanyPortfolioTurnover	98.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$566,421,813
# of portfolio holdings	152
Portfolio turnover rate	98%
Total advisory fees paid	$1,901,405Footnote Reference*
Footnote	Description
Footnote*	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.

Holdings [Text Block]

SECTOR ALLOCATION (% OF LONG-TERM INVESTMENTS)

Financials	26.0
Industrials	21.7
Consumer discretionary	12.2
Information technology	10.7
Health care	7.7
Materials	6.9
Energy	5.9
Investment companies	3.3
Real estate	3.2
Consumer staples	1.8
Communication services	0.6

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Wintrust Financial Corp.	1.9
Customers Bancorp, Inc.	1.8
Ameris Bancorp	1.8
FB Financial Corp.	1.8
UMB Financial Corp.	1.7
iShares Biotechnology ETF	1.6
State Street SPDR S&P Biotech ETF	1.6
Ligand Pharmaceuticals, Inc.	1.6
Jackson Financial, Inc. Class A	1.5
Atlantic Union Bankshares Corp.	1.4

Material Fund Change [Text Block]
C000110554
Shareholder Report [Line Items]
Fund Name	Absolute Return Fund
Class Name	Class A
Trading Symbol	WARAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$37	0.70%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%	[60],[61]
AssetsNet	$ 439,678,586
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 526,118
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$439,678,586
# of portfolio holdings	8
Portfolio turnover rate	5%
Total advisory fees paid	$526,118

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Treasuries (Including inflation linked)	54.1
U.S. equities	17.0
International developed equities	11.9
Alternative investments	8.3
Emerging markets bonds	6.4
Global credit	5.1
Commodities	-2.8

Largest Holdings [Text Block]

TOP HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	47.8
Allspring Alternative Risk Premia Fund Class R6	17.2
Allspring Income Plus ETF	9.9
Allspring Disciplined Large Cap Portfolio	6.7
Allspring Emerging Markets Equity Advantage Fund Class R6	5.6
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0
Allspring Disciplined International Developed Markets Portfolio	5.0

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000110555
Shareholder Report [Line Items]
Fund Name	Absolute Return Fund
Class Name	Class C
Trading Symbol	WARCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$76	1.45%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.45%	[62],[63]
AssetsNet	$ 439,678,586
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 526,118
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$439,678,586
# of portfolio holdings	8
Portfolio turnover rate	5%
Total advisory fees paid	$526,118

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Treasuries (Including inflation linked)	54.1
U.S. equities	17.0
International developed equities	11.9
Alternative investments	8.3
Emerging markets bonds	6.4
Global credit	5.1
Commodities	-2.8

Largest Holdings [Text Block]

TOP HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	47.8
Allspring Alternative Risk Premia Fund Class R6	17.2
Allspring Income Plus ETF	9.9
Allspring Disciplined Large Cap Portfolio	6.7
Allspring Emerging Markets Equity Advantage Fund Class R6	5.6
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0
Allspring Disciplined International Developed Markets Portfolio	5.0

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000150671
Shareholder Report [Line Items]
Fund Name	Absolute Return Fund
Class Name	Class R6
Trading Symbol	WARRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class R6	$15	0.28%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.28%	[64],[65]
AssetsNet	$ 439,678,586
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 526,118
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$439,678,586
# of portfolio holdings	8
Portfolio turnover rate	5%
Total advisory fees paid	$526,118

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Treasuries (Including inflation linked)	54.1
U.S. equities	17.0
International developed equities	11.9
Alternative investments	8.3
Emerging markets bonds	6.4
Global credit	5.1
Commodities	-2.8

Largest Holdings [Text Block]

TOP HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	47.8
Allspring Alternative Risk Premia Fund Class R6	17.2
Allspring Income Plus ETF	9.9
Allspring Disciplined Large Cap Portfolio	6.7
Allspring Emerging Markets Equity Advantage Fund Class R6	5.6
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0
Allspring Disciplined International Developed Markets Portfolio	5.0

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000123115
Shareholder Report [Line Items]
Fund Name	Absolute Return Fund
Class Name	Institutional Class
Trading Symbol	WABIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Absolute Return Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$17	0.33%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%	[66],[67]
AssetsNet	$ 439,678,586
Holdings Count | Holding	8
Advisory Fees Paid, Amount	$ 526,118
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$439,678,586
# of portfolio holdings	8
Portfolio turnover rate	5%
Total advisory fees paid	$526,118

Holdings [Text Block]

PORTFOLIO COMPOSITION (% OF LONG-TERM INVESTMENTS)

Treasuries (Including inflation linked)	54.1
U.S. equities	17.0
International developed equities	11.9
Alternative investments	8.3
Emerging markets bonds	6.4
Global credit	5.1
Commodities	-2.8

Largest Holdings [Text Block]

TOP HOLDINGS (% OF NET ASSETS)

Allspring Macro Strategies Portfolio	47.8
Allspring Alternative Risk Premia Fund Class R6	17.2
Allspring Income Plus ETF	9.9
Allspring Disciplined Large Cap Portfolio	6.7
Allspring Emerging Markets Equity Advantage Fund Class R6	5.6
iShares J.P. Morgan USD Emerging Markets Bond ETF	5.0
Allspring Disciplined International Developed Markets Portfolio	5.0

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000089555
Shareholder Report [Line Items]
Fund Name	Asset Allocation Fund
Class Name	Administrator Class
Trading Symbol	EAIFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Asset Allocation Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$37	0.68%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.68%	[68],[69]
AssetsNet	$ 1,526,092,494
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,964,543
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,526,092,494
# of portfolio holdings	28
Portfolio turnover rate	13%
Total advisory fees paid	$1,964,543

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	42.0
U.S. equities	39.0
International stocks	19.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined U.S. Core Fund Class R6	15.1
Allspring Special Large Value ETF	12.9
Allspring Disciplined International Developed Markets Portfolio	10.4
Allspring Core Plus ETF	10.2
Allspring LT Large Growth ETF	8.6
Allspring Broad Market Core Bond ETF	7.4
Allspring Real Return Portfolio	5.9
Allspring Core Bond Portfolio	4.9
Allspring Income Plus ETF	3.7
Allspring Emerging Markets Equity Fund Class R6	3.1

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000089552
Shareholder Report [Line Items]
Fund Name	Asset Allocation Fund
Class Name	Class A
Trading Symbol	EAAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Asset Allocation Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$45	0.84%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.84%	[70],[71]
AssetsNet	$ 1,526,092,494
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,964,543
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,526,092,494
# of portfolio holdings	28
Portfolio turnover rate	13%
Total advisory fees paid	$1,964,543

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	42.0
U.S. equities	39.0
International stocks	19.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined U.S. Core Fund Class R6	15.1
Allspring Special Large Value ETF	12.9
Allspring Disciplined International Developed Markets Portfolio	10.4
Allspring Core Plus ETF	10.2
Allspring LT Large Growth ETF	8.6
Allspring Broad Market Core Bond ETF	7.4
Allspring Real Return Portfolio	5.9
Allspring Core Bond Portfolio	4.9
Allspring Income Plus ETF	3.7
Allspring Emerging Markets Equity Fund Class R6	3.1

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000089554
Shareholder Report [Line Items]
Fund Name	Asset Allocation Fund
Class Name	Class C
Trading Symbol	EACFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Asset Allocation Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$85	1.58%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	1.58%	[72],[73]
AssetsNet	$ 1,526,092,494
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,964,543
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,526,092,494
# of portfolio holdings	28
Portfolio turnover rate	13%
Total advisory fees paid	$1,964,543

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	42.0
U.S. equities	39.0
International stocks	19.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined U.S. Core Fund Class R6	15.1
Allspring Special Large Value ETF	12.9
Allspring Disciplined International Developed Markets Portfolio	10.4
Allspring Core Plus ETF	10.2
Allspring LT Large Growth ETF	8.6
Allspring Broad Market Core Bond ETF	7.4
Allspring Real Return Portfolio	5.9
Allspring Core Bond Portfolio	4.9
Allspring Income Plus ETF	3.7
Allspring Emerging Markets Equity Fund Class R6	3.1

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000123113
Shareholder Report [Line Items]
Fund Name	Asset Allocation Fund
Class Name	Institutional Class
Trading Symbol	EAAIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Asset Allocation Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$28	0.52%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized
Footnote[2]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.52%	[74],[75]
AssetsNet	$ 1,526,092,494
Holdings Count | Holding	28
Advisory Fees Paid, Amount	$ 1,964,543
InvestmentCompanyPortfolioTurnover	13.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$1,526,092,494
# of portfolio holdings	28
Portfolio turnover rate	13%
Total advisory fees paid	$1,964,543

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	42.0
U.S. equities	39.0
International stocks	19.0
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined U.S. Core Fund Class R6	15.1
Allspring Special Large Value ETF	12.9
Allspring Disciplined International Developed Markets Portfolio	10.4
Allspring Core Plus ETF	10.2
Allspring LT Large Growth ETF	8.6
Allspring Broad Market Core Bond ETF	7.4
Allspring Real Return Portfolio	5.9
Allspring Core Bond Portfolio	4.9
Allspring Income Plus ETF	3.7
Allspring Emerging Markets Equity Fund Class R6	3.1

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000230176
Shareholder Report [Line Items]
Fund Name	Spectrum Aggressive Growth Fund
Class Name	Administrator Class
Trading Symbol	WEADX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Administrator Class	$36	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.65%	[76]
AssetsNet	$ 540,178,800
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 597,018
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$540,178,800
# of portfolio holdings	22
Portfolio turnover rate	16%
Total advisory fees paid	$597,018

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
U.S. large cap equities	56.6
International developed equities	16.5
Bonds	12.3
Emerging markets equities	10.1
U.S. small cap equities	4.5
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	30.3
iShares Core S&P 500 ETF	15.7
iShares Core MSCI EAFE ETF	10.3
Allspring Disciplined International Developed Markets Portfolio	9.5
iShares Core MSCI Emerging Markets ETF	6.1
Allspring Special Large Value ETF	5.8
Allspring Emerging Markets Equity Fund Class R6	3.2
Allspring Large Cap Growth Fund Class R6	3.1
Allspring Premier Large Company Growth Fund Class R6	3.1
Allspring Disciplined Small Cap Fund Class R6	2.2

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000176113
Shareholder Report [Line Items]
Fund Name	Spectrum Aggressive Growth Fund
Class Name	Class A
Trading Symbol	WEAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$40	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.72%	[77]
AssetsNet	$ 540,178,800
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 597,018
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$540,178,800
# of portfolio holdings	22
Portfolio turnover rate	16%
Total advisory fees paid	$597,018

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
U.S. large cap equities	56.6
International developed equities	16.5
Bonds	12.3
Emerging markets equities	10.1
U.S. small cap equities	4.5
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	30.3
iShares Core S&P 500 ETF	15.7
iShares Core MSCI EAFE ETF	10.3
Allspring Disciplined International Developed Markets Portfolio	9.5
iShares Core MSCI Emerging Markets ETF	6.1
Allspring Special Large Value ETF	5.8
Allspring Emerging Markets Equity Fund Class R6	3.2
Allspring Large Cap Growth Fund Class R6	3.1
Allspring Premier Large Company Growth Fund Class R6	3.1
Allspring Disciplined Small Cap Fund Class R6	2.2

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000176114
Shareholder Report [Line Items]
Fund Name	Spectrum Aggressive Growth Fund
Class Name	Class C
Trading Symbol	WEACX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$80	1.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.45%	[78]
AssetsNet	$ 540,178,800
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 597,018
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$540,178,800
# of portfolio holdings	22
Portfolio turnover rate	16%
Total advisory fees paid	$597,018

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
U.S. large cap equities	56.6
International developed equities	16.5
Bonds	12.3
Emerging markets equities	10.1
U.S. small cap equities	4.5
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	30.3
iShares Core S&P 500 ETF	15.7
iShares Core MSCI EAFE ETF	10.3
Allspring Disciplined International Developed Markets Portfolio	9.5
iShares Core MSCI Emerging Markets ETF	6.1
Allspring Special Large Value ETF	5.8
Allspring Emerging Markets Equity Fund Class R6	3.2
Allspring Large Cap Growth Fund Class R6	3.1
Allspring Premier Large Company Growth Fund Class R6	3.1
Allspring Disciplined Small Cap Fund Class R6	2.2

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000205242
Shareholder Report [Line Items]
Fund Name	Spectrum Aggressive Growth Fund
Class Name	Institutional Class
Trading Symbol	WEAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Aggressive Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$22	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[79]
AssetsNet	$ 540,178,800
Holdings Count | Holding	22
Advisory Fees Paid, Amount	$ 597,018
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$540,178,800
# of portfolio holdings	22
Portfolio turnover rate	16%
Total advisory fees paid	$597,018

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
U.S. large cap equities	56.6
International developed equities	16.5
Bonds	12.3
Emerging markets equities	10.1
U.S. small cap equities	4.5
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	30.3
iShares Core S&P 500 ETF	15.7
iShares Core MSCI EAFE ETF	10.3
Allspring Disciplined International Developed Markets Portfolio	9.5
iShares Core MSCI Emerging Markets ETF	6.1
Allspring Special Large Value ETF	5.8
Allspring Emerging Markets Equity Fund Class R6	3.2
Allspring Large Cap Growth Fund Class R6	3.1
Allspring Premier Large Company Growth Fund Class R6	3.1
Allspring Disciplined Small Cap Fund Class R6	2.2

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000176111
Shareholder Report [Line Items]
Fund Name	Spectrum Conservative Growth Fund
Class Name	Class A
Trading Symbol	WMBGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[80]
AssetsNet	$ 200,734,050
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 179,873
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$200,734,050
# of portfolio holdings	33
Portfolio turnover rate	15%
Total advisory fees paid	$179,873

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	48.1
Stocks	38.9
Inflation sensitive investments	10.9
Alternative investments	2.1
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	15.2
Allspring Real Return Portfolio	12.4
Allspring Income Plus ETF	10.6
Allspring Broad Market Core Bond ETF	6.8
iShares Core MSCI EAFE ETF	5.1
Allspring High Yield Bond Fund Institutional Class	5.0
iShares Core S&P 500 ETF	5.0
Allspring Core Plus ETF	4.9
Allspring Diversified Income Builder Fund Class R6	4.9
Allspring Disciplined International Developed Markets Portfolio	4.1

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000176112
Shareholder Report [Line Items]
Fund Name	Spectrum Conservative Growth Fund
Class Name	Class C
Trading Symbol	WMBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$77	1.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.45%	[81]
AssetsNet	$ 200,734,050
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 179,873
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$200,734,050
# of portfolio holdings	33
Portfolio turnover rate	15%
Total advisory fees paid	$179,873

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	48.1
Stocks	38.9
Inflation sensitive investments	10.9
Alternative investments	2.1
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	15.2
Allspring Real Return Portfolio	12.4
Allspring Income Plus ETF	10.6
Allspring Broad Market Core Bond ETF	6.8
iShares Core MSCI EAFE ETF	5.1
Allspring High Yield Bond Fund Institutional Class	5.0
iShares Core S&P 500 ETF	5.0
Allspring Core Plus ETF	4.9
Allspring Diversified Income Builder Fund Class R6	4.9
Allspring Disciplined International Developed Markets Portfolio	4.1

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000205241
Shareholder Report [Line Items]
Fund Name	Spectrum Conservative Growth Fund
Class Name	Institutional Class
Trading Symbol	WMBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Conservative Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[82]
AssetsNet	$ 200,734,050
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 179,873
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$200,734,050
# of portfolio holdings	33
Portfolio turnover rate	15%
Total advisory fees paid	$179,873

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	48.1
Stocks	38.9
Inflation sensitive investments	10.9
Alternative investments	2.1
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	15.2
Allspring Real Return Portfolio	12.4
Allspring Income Plus ETF	10.6
Allspring Broad Market Core Bond ETF	6.8
iShares Core MSCI EAFE ETF	5.1
Allspring High Yield Bond Fund Institutional Class	5.0
iShares Core S&P 500 ETF	5.0
Allspring Core Plus ETF	4.9
Allspring Diversified Income Builder Fund Class R6	4.9
Allspring Disciplined International Developed Markets Portfolio	4.1

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000176107
Shareholder Report [Line Items]
Fund Name	Spectrum Growth Fund
Class Name	Class A
Trading Symbol	WGAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$39	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.72%	[83]
AssetsNet	$ 203,782,536
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 179,363
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$203,782,536
# of portfolio holdings	33
Portfolio turnover rate	21%
Total advisory fees paid	$179,363

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Stocks	56.6
Bonds	31.7
Inflation sensitive investments	10.3
Alternative investments	1.4
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	18.9
iShares Core S&P 500 ETF	12.5
Allspring Real Return Portfolio	11.6
iShares Core MSCI EAFE ETF	6.8
Allspring Disciplined International Developed Markets Portfolio	5.9
Allspring Diversified Income Builder Fund Class R6	5.7
iShares Core MSCI Emerging Markets ETF	4.2
Allspring Special Large Value ETF	4.0
Allspring Broad Market Core Bond ETF	3.7
Allspring Core Plus ETF	3.7

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000176108
Shareholder Report [Line Items]
Fund Name	Spectrum Growth Fund
Class Name	Class C
Trading Symbol	WGCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$79	1.47%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	1.47%	[84]
AssetsNet	$ 203,782,536
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 179,363
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$203,782,536
# of portfolio holdings	33
Portfolio turnover rate	21%
Total advisory fees paid	$179,363

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Stocks	56.6
Bonds	31.7
Inflation sensitive investments	10.3
Alternative investments	1.4
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	18.9
iShares Core S&P 500 ETF	12.5
Allspring Real Return Portfolio	11.6
iShares Core MSCI EAFE ETF	6.8
Allspring Disciplined International Developed Markets Portfolio	5.9
Allspring Diversified Income Builder Fund Class R6	5.7
iShares Core MSCI Emerging Markets ETF	4.2
Allspring Special Large Value ETF	4.0
Allspring Broad Market Core Bond ETF	3.7
Allspring Core Plus ETF	3.7

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000205239
Shareholder Report [Line Items]
Fund Name	Spectrum Growth Fund
Class Name	Institutional Class
Trading Symbol	WGAYX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$22	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 22
Expense Ratio, Percent	0.40%	[85]
AssetsNet	$ 203,782,536
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 179,363
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$203,782,536
# of portfolio holdings	33
Portfolio turnover rate	21%
Total advisory fees paid	$179,363

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Stocks	56.6
Bonds	31.7
Inflation sensitive investments	10.3
Alternative investments	1.4
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	18.9
iShares Core S&P 500 ETF	12.5
Allspring Real Return Portfolio	11.6
iShares Core MSCI EAFE ETF	6.8
Allspring Disciplined International Developed Markets Portfolio	5.9
Allspring Diversified Income Builder Fund Class R6	5.7
iShares Core MSCI Emerging Markets ETF	4.2
Allspring Special Large Value ETF	4.0
Allspring Broad Market Core Bond ETF	3.7
Allspring Core Plus ETF	3.7

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000176116
Shareholder Report [Line Items]
Fund Name	Spectrum Income Allocation Fund
Class Name	Class A
Trading Symbol	WCAFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Income Allocation Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.72%	[86]
AssetsNet	$ 88,594,699
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 26,369
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$88,594,699
# of portfolio holdings	32
Portfolio turnover rate	35%
Total advisory fees paid	$26,369

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	63.0
Stocks	24.1
Inflation sensitive investments	11.0
Alternative investments	1.9
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Real Return Portfolio	12.3
Allspring Broad Market Core Bond ETF	11.1
Allspring Core Plus ETF	10.1
Allspring Income Plus ETF	10.0
Allspring Core Bond Portfolio	9.8
Allspring High Yield Bond Fund Institutional Class	6.2
iShares Core U.S. Aggregate Bond ETF	6.0
Allspring Disciplined Large Cap Portfolio	4.5
Allspring Diversified Income Builder Fund Class R6	4.5
Allspring Alternative Risk Premia Fund Class R6	3.3

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000176115
Shareholder Report [Line Items]
Fund Name	Spectrum Income Allocation Fund
Class Name	Class C
Trading Symbol	WCCFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Income Allocation Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$76	1.46%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 76
Expense Ratio, Percent	1.46%	[87]
AssetsNet	$ 88,594,699
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 26,369
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$88,594,699
# of portfolio holdings	32
Portfolio turnover rate	35%
Total advisory fees paid	$26,369

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	63.0
Stocks	24.1
Inflation sensitive investments	11.0
Alternative investments	1.9
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Real Return Portfolio	12.3
Allspring Broad Market Core Bond ETF	11.1
Allspring Core Plus ETF	10.1
Allspring Income Plus ETF	10.0
Allspring Core Bond Portfolio	9.8
Allspring High Yield Bond Fund Institutional Class	6.2
iShares Core U.S. Aggregate Bond ETF	6.0
Allspring Disciplined Large Cap Portfolio	4.5
Allspring Diversified Income Builder Fund Class R6	4.5
Allspring Alternative Risk Premia Fund Class R6	3.3

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000205245
Shareholder Report [Line Items]
Fund Name	Spectrum Income Allocation Fund
Class Name	Institutional Class
Trading Symbol	WCYFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Income Allocation Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$21	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.40%	[88]
AssetsNet	$ 88,594,699
Holdings Count | Holding	32
Advisory Fees Paid, Amount	$ 26,369
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$88,594,699
# of portfolio holdings	32
Portfolio turnover rate	35%
Total advisory fees paid	$26,369

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Bonds	63.0
Stocks	24.1
Inflation sensitive investments	11.0
Alternative investments	1.9
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Real Return Portfolio	12.3
Allspring Broad Market Core Bond ETF	11.1
Allspring Core Plus ETF	10.1
Allspring Income Plus ETF	10.0
Allspring Core Bond Portfolio	9.8
Allspring High Yield Bond Fund Institutional Class	6.2
iShares Core U.S. Aggregate Bond ETF	6.0
Allspring Disciplined Large Cap Portfolio	4.5
Allspring Diversified Income Builder Fund Class R6	4.5
Allspring Alternative Risk Premia Fund Class R6	3.3

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000176109
Shareholder Report [Line Items]
Fund Name	Spectrum Moderate Growth Fund
Class Name	Class A
Trading Symbol	WGBAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class A	$38	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.70%	[89]
AssetsNet	$ 437,417,392
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 418,996
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$437,417,392
# of portfolio holdings	33
Portfolio turnover rate	19%
Total advisory fees paid	$418,996

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Stocks	48.3
Bonds	39.5
Inflation sensitive investments	10.0
Alternative investments	2.2
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	18.0
Allspring Real Return Portfolio	11.4
iShares Core S&P 500 ETF	10.6
Allspring Income Plus ETF	8.5
Allspring Broad Market Core Bond ETF	6.6
iShares Core MSCI EAFE ETF	5.9
Allspring Diversified Income Builder Fund Class R6	5.1
Allspring Disciplined International Developed Markets Portfolio	5.0
Allspring Core Plus ETF	4.7
Allspring High Yield Bond Fund Institutional Class	3.9

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000176110
Shareholder Report [Line Items]
Fund Name	Spectrum Moderate Growth Fund
Class Name	Class C
Trading Symbol	WGBFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Class C	$77	1.43%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	1.43%	[90]
AssetsNet	$ 437,417,392
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 418,996
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$437,417,392
# of portfolio holdings	33
Portfolio turnover rate	19%
Total advisory fees paid	$418,996

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Stocks	48.3
Bonds	39.5
Inflation sensitive investments	10.0
Alternative investments	2.2
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	18.0
Allspring Real Return Portfolio	11.4
iShares Core S&P 500 ETF	10.6
Allspring Income Plus ETF	8.5
Allspring Broad Market Core Bond ETF	6.6
iShares Core MSCI EAFE ETF	5.9
Allspring Diversified Income Builder Fund Class R6	5.1
Allspring Disciplined International Developed Markets Portfolio	5.0
Allspring Core Plus ETF	4.7
Allspring High Yield Bond Fund Institutional Class	3.9

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.
C000205240
Shareholder Report [Line Items]
Fund Name	Spectrum Moderate Growth Fund
Class Name	Institutional Class
Trading Symbol	WGBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Spectrum Moderate Growth Fund for the period from May 1, 2025 to October 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at allspringglobal.com. You can also request this information by contacting us at 1-800-222-8222.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred either during or after the reporting period.
Additional Information Phone Number	 1-800-222-8222.
Additional Information Website	allspringglobal.com
Expenses [Text Block]

What were the Fund costs for the past 6 months?

The table explains the costs you would have paid within the reporting period based on a hypothetical $10,000 investment.

CLASS NAME	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A % OF A $10,000 INVESTMENT
Institutional Class	$20	0.38%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.38%	[91]
AssetsNet	$ 437,417,392
Holdings Count | Holding	33
Advisory Fees Paid, Amount	$ 418,996
InvestmentCompanyPortfolioTurnover	19.00%
Additional Fund Statistics [Text Block]

KEY FUND STATISTICS

Total net assets	$437,417,392
# of portfolio holdings	33
Portfolio turnover rate	19%
Total advisory fees paid	$418,996

Holdings [Text Block]

ALLOCATION (% OF TOTAL INVESTMENTS)

Fund	Effective AllocationFootnote Reference1
Stocks	48.3
Bonds	39.5
Inflation sensitive investments	10.0
Alternative investments	2.2
Footnote	Description
Footnote[1]	Effective allocation is subject to change and may have changed since the date specified. Effective allocation excludes cash, and percent totals may not add to 100% due to rounding.

Largest Holdings [Text Block]

TOP TEN HOLDINGS (% OF NET ASSETS)

Allspring Disciplined Large Cap Portfolio	18.0
Allspring Real Return Portfolio	11.4
iShares Core S&P 500 ETF	10.6
Allspring Income Plus ETF	8.5
Allspring Broad Market Core Bond ETF	6.6
iShares Core MSCI EAFE ETF	5.9
Allspring Diversified Income Builder Fund Class R6	5.1
Allspring Disciplined International Developed Markets Portfolio	5.0
Allspring Core Plus ETF	4.7
Allspring High Yield Bond Fund Institutional Class	3.9

Material Fund Change Adviser [Text Block]

At a meeting held November 10-12, 2025, the Board of Trustees of the Fund approved the addition of Allspring Global Investments (UK) Limited as a second sub-adviser to the Fund, effective on December 15, 2025. In addition, as of that date, Rushabh Amin was added as a portfolio manager to the Fund.

Summary of Change Legend [Text Block]	This is a summary of certain changes and planned changes to the Fund since May 1, 2025.

[1]	Annualized
[2]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[3]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[4]	Annualized
[5]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[6]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[7]	Annualized
[8]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[9]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[10]	Annualized
[11]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[12]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[13]	Annualized
[14]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[15]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[16]	Annualized
[17]	Annualized
[18]	Annualized
[19]	Annualized
[20]	Annualized
[21]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[22]	Annualized
[23]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[24]	Annualized
[25]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[26]	Annualized
[27]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[28]	Annualized
[29]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[30]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[31]	Annualized
[32]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[33]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[34]	Annualized
[35]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[36]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[37]	Annualized
[38]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[39]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[40]	Annualized
[41]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[42]	Annualized
[43]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[44]	Annualized
[45]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[46]	Annualized
[47]	Expenses shown aggregate those of both the Fund and the Master Portfolio.
[48]	Annualized
[49]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[50]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[51]	Annualized
[52]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[53]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[54]	Annualized
[55]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[56]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[57]	Annualized
[58]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[59]	Includes the fees charged by the Manager for providing advisory services to the Master Portfolio in which the Fund invests substantially all of its assets.
[60]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[61]	Annualized
[62]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[63]	Annualized
[64]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[65]	Annualized
[66]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[67]	Annualized
[68]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[69]	Annualized
[70]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[71]	Annualized
[72]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[73]	Annualized
[74]	Amounts reflect net expenses allocated from the affiliated Master Portfolios in which the Fund invests.
[75]	Annualized
[76]	Annualized
[77]	Annualized
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